Risk Management - Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	R$ 3,493,713	R$ 2,727,354
Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	3,509,264	2,743,160
Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(20,039)	(15,806)
Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	33,577	14,777
Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(29,089)	(14,777)
Loan operations [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	184,958	346,523
Loan operations [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	185,275	347,283
Loan operations [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(317)	(760)
Loan operations [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Loan operations [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Loan operations [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Certificates of real estate receivables [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	903,281	857,982
Certificates of real estate receivables [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	901,555	864,587
Certificates of real estate receivables [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(2,762)	(6,605)
Certificates of real estate receivables [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Certificates of real estate receivables [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	18,800
Certificates of real estate receivables [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(14,312)
Certificates of agribusiness receivables [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	40,772	30,011
Certificates of agribusiness receivables [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	41,579	30,257
Certificates of agribusiness receivables [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(807)	(246)
Certificates of agribusiness receivables [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Certificates of agribusiness receivables [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Certificates of agribusiness receivables [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Investment fund quotas [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	1,923,285	1,316,089
Investment fund quotas [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	1,936,305	1,322,402
Investment fund quotas [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(13,020)	(6,313)
Investment fund quotas [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Investment fund quotas [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Investment fund quotas [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Debentures [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	326,345	76,081
Debentures [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	328,969	77,331
Debentures [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(2,624)	(1,250)
Debentures [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Debentures [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Debentures [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Commercial notes [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	115,072	25,903
Commercial notes [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	115,581	26,033
Commercial notes [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	(509)	(130)
Commercial notes [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Commercial notes [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Commercial notes [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Other receivables [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Other receivables [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Other receivables [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Other receivables [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Other receivables [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	14,777	14,777
Other receivables [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages	R$ (14,777)	(14,777)
Rural Product Certificate [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages		74,765
Rural Product Certificate [Member] | Stage 1 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages		75,267
Rural Product Certificate [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages		(502)
Rural Product Certificate [Member] | Stage 2 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Rural Product Certificate [Member] | Stage 3 [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages
Rural Product Certificate [Member] | Impairment [Member]
Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk [Line Items]
Analysis of stages